Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Non-Current Liabilities [Abstract]
Schedule of non-current liabilities

	December 31,
	2019	2018
Loan from bank(c)	$—	$2,083
Warrants(c)	78	140
Liability in respect of research and development grants(d)	5,367	4,980
Deferred revenues and other liabilities	1,690	1,108
Lease liabilities(b)	663	—

	$7,798	$8,311

Schedule of lease liabilities
U.S. dollars in thousands
Maturity analysis:
Less than one year	525
One to five years	1,106
Total lease commitments	1,631
Impact of discounting remaining lease payments	217
Total lease liabilities as of January 1, 2019	1,414

Lease liabilities as of December 31, 2019	1,077
Current	414
Non-current	663

Total	$1,077